UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008— December 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|08

Annual report

Putnam VT American Government Income Fund

Putnam Investments

Putnam VT American Government Income Fund

Putnam Investments is pleased to provide this annual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are pleased to announce several important changes to our equity fund lineup and portfolio management under President and Chief Executive Officer Robert L. Reynolds. Key among them is replacing the team management structure of Putnam equity funds with a more nimble decision-making process that vests full authority and responsibility with individual fund managers. In other moves aimed at achieving performance excellence, Putnam has bolstered its ranks of seasoned equity analysts with several important hires.

INVESTMENT OBJECTIVE
High current income with preservation of capital as its secondary objective

PORTFOLIO
U.S. Treasury securities, government agency mortgage-backed securities and high-quality private mortgage-backed and asset-backed securities

NET ASSET VALUE	December 31, 2008
Class IA	$11.27
Class IB	$11.23

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 12/31/08)	IA Shares*	IB Shares*

1 year	0.54%	0.30%

5 years	18.19	16.73

Annualized	3.40	3.14

Life	57.17	53.98

Annualized	5.20	4.96

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Class inception date: February 1, 2000.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

PORTFOLIO COMPOSITION

CREDIT QUALITY
Aaa	99.47%	Ba	0.01%
Aa	0.39%	B	0.04%
A	0.08%	Other	—
Baa	0.01%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 12/31/08. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade.The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

As we entered 2008, a process of deleveraging was under way, as banks were forced to recognize losses related to subprime mortgages. As a result, banks were pulling back financing from hedge funds and other leveraged investors. As 2008 progressed, a collapse in the value of securities backed by mortgages would lead to the demise, forced merger, or government bailout of several leading financial institutions. Events came to a head in September, highlighted by the failure of investment bank Lehman Brothers, which sent shock waves throughout global markets. Throughout the year, the Federal Reserve (the Fed) responded to events with a range of unprecedented measures designed to restore liquidity and stability to the markets. In addition, the Bush administration brought forth a $700 billion package in the wake of September’s developments that was designed to prop up teetering financial institutions. The ultimate impact of the government’s efforts on the economy, however, remained unclear. In the bond markets, investors fled to the relative safety of U.S. Treasury securities. As a result, the fund’s class IA shares returned 0.54% at net asset value for the 12-month period ended December 31, 2008.

With respect to security selection, the fund’s strategy has been to maximize exposure to AAA-rated mortgage-backed securities, including those issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac), in view of the attractive yields they have been offering relative to Treasuries. In the wake of Lehman’s failure, however, investors questioned all assumptions about what constituted acceptable risk exposure. As a result, prices on even AAA-rated securities with heavy protection against default were driven down. This post-Lehman dynamic was the principal factor in the fund’s performance for the year.

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A key factor with mortgage-backed securities, in addition to defaults, is the rate of prepayment on underlying mortgages as borrowers sell their homes or refinance. The fund manager continues to believe that prepayments overall are likely to be well below average for some time, as homeowners face depreciated assets and more stringent lending standards. As a result, the fund is maintaining its exposure to prepayment-sensitive sectors that provide a high degree of income, such as interest-only and higher coupon securities.

As we entered 2009, Treasury rates were at historical lows, reflecting a dismal economic outlook and extreme investor risk aversion. The Fed has given banks a range of tools with which to provide liquidity, but it remains to be seen when they will gain the confidence to cease hoarding their balance sheets and resume lending. With Fannie Mae and Freddie Mac in conservatorship, but not carrying an explicit government guarantee, spreads (the difference between these instruments and Treasuries) have widened on those securities, and the immediate outlook for the sector remains murky. In this environment, however, the fund’s managers are comfortable with their significant exposure to AAA-rated securities that have been punished disproportionately by the rush into Treasuries, believing they will be among the first to respond when economic conditions stabilize.

Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Cumulative total returns of a $10,000 investment in class IA and class IB shares at net asset value — since inception 2/1/00
(subsequent periods ended 12/31)

The Barclays Capital Government Bond Index is an unmanaged index of U.S. Treasury and agency securities. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index.

FUND MANAGEMENT

The fund is managed by Rob Bloemker, Daniel Choquette, and Michael Salm. Listed below are the Putnam Funds managed by these fund managers. They may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name	Funds Managed

Rob Bloemker	VT American Government Income Fund
VT Diversified Income Fund
VT Income Fund
Global Income Trust
U.S. Government Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund
Premier Income Trust
Master Intermediate Income Trust

Daniel Choquette	VT American Government Income Fund
U.S. Government Income Trust

Michael Salm	VT American Government Income Fund
VT Income Fund
Global Income Trust
U.S. Government Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2008 to December 31, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended December 31, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT American Government Income Fund
Expenses paid per $1,000	$3.09	$4.33	$3.15	$4.42
Ending value (after expenses)	$981.70	$979.90	$1,022.02	$1,020.76
Annualized expense ratio*	0.62%	0.87%	0.62%	0.87%
Lipper peer group avg. expense ratio†	0.62%	0.87%	0.62%	0.87%

* For the fund's most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

† Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average.The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce subaccount expenses.To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times and for different periods.The fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes

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in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT American Government Income Fund	12th	41st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

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In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT American Government Income Fund	26th (69)	89th (62)	80th (49)
Lipper VP (Underlying Funds) — General U.S. Government Funds

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See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the three-year and five-year periods ended December 31, 2007. The Trustees considered Putnam Management’s belief that the fund’s selection of higher-quality bonds contributed to its relative underperformance during these periods, when lower-quality bonds had strong relative performance. The Trustees also considered Putnam Management’s continued belief that the fund’s investment strategy and process are designed to produce attractive relative performance over longer periods, and noted subsequent improvements in the fund’s relative performance for the one-year period. In addition, Putnam Management notes that this fund’s performance is measured against a small Lipper peer group with an extremely narrow dispersion of performance figures, which may create distortions in comparative information.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment

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management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More Recent Peer Group Rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (December 31, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 12/31/08	period rank	period rank	period rank

Putnam VT American Government Income Fund	60% (41/68)	77% (43/55)	—
Lipper VP (Underlying Funds) — General U.S. Government Funds

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT American Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund’s portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT American Government Income Fund (the “fund”) at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2009

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Putnam VT American Government Income Fund

The fund’s portfolio
12/31/08

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (47.6%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from
April 15, 2028 to October 20, 2037	$2,994,028	$3,123,520
6s, April 15, 2028	111,339	115,339
		3,238,859

U.S. Government Agency Mortgage Obligations (45.4%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from
September 1, 2030 to July 1, 2031	173,394	182,756
7 1/2s, October 1, 2014	22,303	23,297
7s, with due dates from
November 1, 2026 to May 1, 2032	1,581,996	1,654,913
6s, with due dates from
May 1, 2021 to August 1, 2021	276,489	287,863
5 1/2s, December 1, 2033	483,532	496,471
5 1/2s, October 1, 2018	320,426	331,754
5s, with due dates from
May 1, 2018 to November 1, 2018	4,129,099	4,261,359
Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from
October 1, 2029 to August 1, 2031	203,969	214,552
7s, with due dates from
December 1, 2028 to December 1, 2035	3,080,019	3,239,071
6 1/2s, September 1, 2036	472,244	491,410
6 1/2s, TBA, January 1, 2039	4,000,000	4,156,875
6s, July 1, 2021	1,343,776	1,398,630
5 1/2s, with due dates from
July 1, 2037 to October 1, 2037	958,381	984,250
5 1/2s, with due dates from
June 1, 2014 to January 1, 2021	2,603,449	2,691,102
5 1/2s, TBA, January 1, 2039	5,000,000	5,129,688
5s, TBA, February 1, 2039	1,000,000	1,018,633
5s, TBA, January 1, 2039	37,000,000	37,809,375
4 1/2s, October 1, 2035	411,116	417,524
4 1/2s, TBA, February 1, 2039	1,000,000	1,010,000
4 1/2s, TBA, January 1, 2039	1,000,000	1,014,688
		66,814,211

Total U.S. government and agency
mortgage obligations (cost $69,103,824)		$70,053,070

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)*

Principal amount		Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,780,443
Federal Farm Credit Bank 5 3/4s,
January 18, 2011	10,000,000	10,831,881

Total U.S. government agency obligations
(cost $11,559,134)		$12,612,324

U.S. TREASURY OBLIGATIONS (13.6%)*

Principal amount		Value

U.S. Treasury Bonds
8s, November 15, 2021	$4,260,000	$6,464,550
6 1/4s, May 15, 2030	6,505,000	9,789,009
U.S. Treasury Notes 4 1/4s,
September 30, 2012	3,409,000	3,808,093

Total U.S. treasury obligations (cost $15,764,791)		$20,061,652

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)*

Principal amount		Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$62,000	$47,827
Ser. 04-3, Class A5, 5.319s, 2039	30,000	25,581
Ser. 05-6, Class A2, 5.165s, 2047	152,000	128,783
Banc of America Mortgage Securities
Ser. 05-E, Class 2,
(Interest only) IO, 0.3s, 2035	2,751,839	7,632
Ser. 04-D, Class 2A, IO, 0.16s, 2034	940,476	331
Citigroup Mortgage Loan
Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 6.179s, 2037	347,274	23,441
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
7.129s, 2034	77,352	3,209
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO,
4.549s, 2035	1,321,552	83,390
IFB Ser. 05-R2, Class 1AS, IO,
4.202s, 2035	3,666,263	215,576
Credit Suisse Mortgage Capital
Certificates FRB Ser. 07-C4,
Class A2, 5.81s, 2039	57,000	40,943
CS First Boston Mortgage
Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036 (F)	40,000	27,632
Fannie Mae
IFB Ser. 07-75, Class JS, 48.59s, 2037	163,431	214,383
IFB Ser. 07-75, Class CS, 42.201s, 2037	112,731	152,320
IFB Ser. 06-62, Class PS, 37.073s, 2036	197,115	257,853
IFB Ser. 06-76, Class QB, 36.773s, 2036	250,207	326,341
IFB Ser. 06-48, Class TQ, 36.773s, 2036	81,606	104,536
IFB Ser. 06-63, Class SP, 36.473s, 2036	274,483	351,050
IFB Ser. 07-W7, Class 1A4,
36.353s, 2037	113,826	130,900
IFB Ser. 07-81, Class SC, 34.973s, 2037	104,478	128,706
IFB Ser. 07-1, Class NK, 33.158s, 2037	219,709	278,514
IFB Ser. 06-104, Class GS,
32.167s, 2036	85,764	104,802
IFB Ser. 06-104, Class ES,
31.094s, 2036	103,222	129,201
IFB Ser. 07-96, Class AS, 27.794s, 2037	90,020	101,338
IFB Ser. 07-30, Class FS, 27.645s, 2037	226,551	273,432

11

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-104, Class CS,
27.579s, 2036	$220,511	$266,056
IFB Ser. 06-49, Class SE, 27.115s, 2036	168,441	204,406
IFB Ser. 06-60, Class TK, 26.715s, 2036	86,425	102,935
IFB Ser. 05-25, Class PS, 26.087s, 2035	71,982	83,519
IFB Ser. 06-115, Class ES,
24.675s, 2036	92,714	109,886
IFB Ser. 06-8, Class PK, 24.515s, 2036	81,384	94,491
IFB Ser. 05-115, Class NQ, 23.17s, 2036	67,713	74,993
IFB Ser. 05-74, Class CP, 23.022s, 2035	242,242	258,991
IFB Ser. 06-27, Class SP, 22.839s, 2036	179,501	207,745
IFB Ser. 06-8, Class HP, 22.839s, 2036	196,317	223,819
IFB Ser. 06-8, Class WK, 22.839s, 2036	310,528	351,415
IFB Ser. 05-106, Class US,
22.839s, 2035	289,619	334,539
IFB Ser. 05-99, Class SA, 22.839s, 2035	141,781	161,801
IFB Ser. 05-74, Class DM, 22.655s, 2035	288,241	326,272
IFB Ser. 06-60, Class CS, 22.362s, 2036	131,188	144,976
IFB Ser. 05-74, Class CS, 18.724s, 2035	276,472	304,547
IFB Ser. 05-106, Class JC,
18.663s, 2035	176,555	191,592
IFB Ser. 05-114, Class SP,
18.284s, 2036	84,318	88,316
IFB Ser. 05-83, Class QP, 16.169s, 2034	99,472	103,705
IFB Ser. 05-57, Class MN, 15.816s, 2035	180,518	188,040
IFB Ser. 05-72, Class SB, 15.697s, 2035	97,057	102,252
FRB Ser. 03-W6, Class PT1,
10.207s, 2042	237,903	259,909
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	128,843	134,682
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	68,367	71,978
Ser. 02-14, Class A2, 7 1/2s, 2042	44,322	46,662
Ser. 01-T10, Class A2, 7 1/2s, 2041	311,162	327,596
Ser. 02-T4, Class A3, 7 1/2s, 2041	88,020	92,668
Ser. 01-T12, Class A2, 7 1/2s, 2041	124,116	130,671
Ser. 01-T3, Class A1, 7 1/2s, 2040	624	657
Ser. 99-T2, Class A1, 7 1/2s, 2039	48,746	51,092
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	164,614	170,839
Ser. 02-T1, Class A3, 7 1/2s, 2031	397,940	418,956
Ser. 00-T6, Class A1, 7 1/2s, 2030	172,046	178,551
Ser. 01-T5, Class A3, 7 1/2s, 2030	1,756	1,823
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	138,109	12,085
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	91,265	8,790
IFB Ser. 04-51, Class XP, IO,
7.229s, 2034	67,538	5,005
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	242,376	19,822
IFB Ser. 08-7, Class SA, IO,
7.079s, 2038	110,875	11,359
Ser. 02-26, Class A1, 7s, 2048	246,769	259,647

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Fannie Mae
Ser. 04-W12, Class 1A3, 7s, 2044	$126,703	$132,365
Ser. 04-T3, Class 1A3, 7s, 2044	268,202	280,187
Ser. 04-T2, Class 1A3, 7s, 2043	91,971	94,702
Ser. 03-W8, Class 2A, 7s, 2042	907,027	954,363
Ser. 03-W3, Class 1A2, 7s, 2042	87,231	90,475
Ser. 02-T16, Class A2, 7s, 2042	623,947	656,510
Ser. 02-T19, Class A2, 7s, 2042	405,528	426,692
Ser. 02-14, Class A1, 7s, 2042	297,806	313,347
Ser. 01-T10, Class A1, 7s, 2041	173,161	182,198
Ser. 02-T4, Class A2, 7s, 2041	395,944	407,699
Ser. 01-W3, Class A, 7s, 2041	69,747	73,387
Ser. 04-W1, Class 2A2, 7s, 2033	645,516	654,756
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	213,134	16,646
IFB Ser. 07-W4, Class 4A2, IO,
6.809s, 2037	726,945	56,774
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	256,095	20,001
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	253,316	21,645
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	2,965,256	238,555
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	268,244	22,962
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	108,659	9,646
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	81,671	6,378
IFB Ser. 05-65, Class KI, IO,
6.529s, 2035	3,779,790	290,666
Ser. 386, Class 14, IO, 6 1/2s, 2038	196,297	16,685
Ser. 383, Class 60, IO, 6 1/2s, 2037	113,228	10,757
Ser. 383, Class 58, IO, 6 1/2s, 2037	74,478	6,241
Ser. 383, Class 72, IO, 6 1/2s, 2037	126,613	10,762
Ser. 383, Class 70, IO, 6 1/2s, 2037	77,439	6,582
IFB Ser. 08-01, Class GI, IO,
6.489s, 2037	1,175,018	97,644
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	179,949	14,145
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	167,900	12,453
IFB Ser. 07-30, Class WI, IO,
6.289s, 2037	1,265,457	94,935
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	177,722	13,830
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	216,275	16,635
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	209,496	16,365
IFB Ser. 05-90, Class SP, IO,
6.279s, 2035	426,369	35,529
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	230,612	22,830

12

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-W5, Class 2A2, IO,
6.269s, 2037	$103,613	$8,548
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	517,289	53,237
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	398,680	30,855
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	185,020	14,802
IFB Ser. 05-82, Class SY, IO,
6.259s, 2035	1,101,971	83,309
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	297,852	23,559
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	157,069	13,308
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	322,648	29,329
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	523,948	43,540
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	94,336	8,616
IFB Ser. 05-29, Class SX, IO,
6.229s, 2035	76,084	6,345
IFB Ser. 05-83, Class QI, IO,
6.219s, 2035	87,308	8,546
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	201,279	15,456
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	209,750	15,794
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	160,435	15,363
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	238,680	18,112
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	161,202	12,187
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	128,133	10,174
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	205,121	18,070
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	880,251	67,691
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	390,583	29,762
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	108,626	8,337
IFB Ser. 06-44, Class IS, IO,
6.129s, 2036	202,220	15,380
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	742,850	58,106
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	160,229	15,893
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	236,788	17,739
IFB Ser. 06-96, Class ES, IO,
6.109s, 2036	105,381	8,051

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	$366,917	$28,228
IFB Ser. 06-61, Class SE, IO,
6.079s, 2036	269,580	18,834
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	269,929	21,050
IFB Ser. 07-76, Class SA, IO,
6.069s, 2037	288,014	16,582
IFB Ser. 07-W7, Class 2A2, IO,
6.059s, 2037	703,436	68,733
IFB Ser. 08-10, Class AI, IO,
6.029s, 2038	3,283,611	194,127
IFB Ser. 07-116, Class IA, IO,
6.029s, 2037	775,544	55,762
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	1,163,532	82,587
IFB Ser. 07-1, Class NI, IO,
6.029s, 2037	584,141	46,857
IFB Ser. 03-124, Class ST, IO,
6.029s, 2034	163,203	15,808
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	288,761	21,108
Ser. 08-76, Class JI, IO, 6s, 2038	219,238	20,280
Ser. 383, Class 41, IO, 6s, 2038	191,918	16,313
Ser. 383, Class 42, IO, 6s, 2038	139,138	11,827
Ser. 383, Class 43, IO, 6s, 2038	125,392	10,658
Ser. 383, Class 44, IO, 6s, 2038	114,385	9,723
Ser. 383, Class 45, IO, 6s, 2038	88,447	7,518
Ser. 383, Class 46, IO, 6s, 2038	83,824	7,125
Ser. 383, Class 47, IO, 6s, 2038	83,595	7,106
Ser. 383, Class 48, IO, 6s, 2038	83,609	7,734
Ser. 386, Class 9, IO, 6s, 2038	109,886	9,340
Ser. 383, Class 28, IO, 6s, 2038	229,989	21,274
Ser. 383, Class 29, IO, 6s, 2038	1,063,437	98,368
Ser. 383, Class 30, IO, 6s, 2038	152,723	14,127
Ser. 383, Class 31, IO, 6s, 2038	134,976	12,485
Ser. 383, Class 32, IO, 6s, 2038	104,904	9,704
Ser. 383, Class 33, IO, 6s, 2038	89,698	8,297
Ser. 386, Class 7, IO, 6s, 2038	134,919	12,305
Ser. 386, Class 6, IO, 6s, 2037	87,105	7,299
IFB Ser. 07-106, Class SM, IO,
5.989s, 2037	85,476	6,564
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	191,870	17,005
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	253,667	19,290
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	403,389	30,201
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	129,591	9,145
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	426,200	33,286

13

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	$267,483	$22,749
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	196,768	13,617
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	280,513	21,186
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	229,180	16,734
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	341,242	28,900
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	218,811	15,664
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	286,174	14,266
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	177,210	13,627
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	191,893	15,719
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	735,638	53,372
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	539,194	42,111
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	300,643	21,368
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	359,594	27,182
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	502,493	33,617
IFB Ser. 07-116, Class BI, IO,
5.779s, 2037	708,548	47,402
IFB Ser. 08-01, Class AI, IO,
5.779s, 2037	1,432,893	91,175
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	395,845	23,980
IFB Ser. 08-13, Class SA, IO,
5.749s, 2038	132,480	9,807
IFB Ser. 08-1, Class HI, IO,
5.729s, 2037	665,781	41,705
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	401,342	30,141
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	270,832	20,958
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	222,748	15,034
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	361,937	24,925

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	$259,420	$17,644
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	1,440,785	98,138
IFB Ser. 05-74, Class NI, IO,
5.609s, 2035	1,429,534	113,562
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	42,340	2,843
Ser. 383, Class 18, IO, 5 1/2s, 2038	121,884	11,579
Ser. 383, Class 19, IO, 5 1/2s, 2038	111,137	10,558
Ser. 383, Class 4, IO, 5 1/2s, 2037	170,019	16,152
Ser. 383, Class 5, IO, 5 1/2s, 2037	108,053	10,265
Ser. 383, Class 6, IO, 5 1/2s, 2037	97,172	9,231
Ser. 383, Class 7, IO, 5 1/2s, 2037	95,415	9,064
Ser. 383, Class 20, IO, 5 1/2s, 2037	90,628	8,836
Ser. 383, Class 21, IO, 5 1/2s, 2037	90,619	8,835
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	136,017	8,670
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	228,146	15,157
Ser. 385, Class 3, IO, 5s, 2038	130,746	12,421
Ser. 03-T2, Class 2, IO, 0.809s, 2042	3,794,609	72,789
FRB Ser. 07-95, Class A1, 0.721s, 2036	1,523,173	1,370,856
FRB Ser. 07-95, Class A2, 0.721s, 2036	8,329,000	6,499,119
FRB Ser. 07-95, Class A3, 0.721s, 2036	2,308,000	1,487,275
FRB Ser. 07-101, Class A2, 0.721s, 2036	1,750,432	1,488,392
Ser. 03-W6, Class 51, IO, 0.671s, 2042	1,139,791	19,650
Ser. 03-W10, Class 3A, IO, 0.661s, 2043	7,326,823	68,444
Ser. 03-W10, Class 1A, IO, 0.618s, 2043	6,209,924	47,828
Ser. 08-33, (Principal only) PO,
zero %, 2038	94,344	76,419
Ser. 04-38, Class AO, PO, zero %, 2034	175,680	141,861
Ser. 04-61, Class CO, PO, zero %, 2031	378,405	327,320
Ser. 07-15, Class IM, IO, zero %, 2009	249,348	187
Ser. 07-16, Class TS, IO, zero %, 2009	1,046,908	849
FRB Ser. 06-115, Class SN, zero %, 2036	135,189	93,072
FRB Ser. 05-79, Class FE, zero %, 2035	40,624	40,949
FRB Ser. 06-54, Class CF, zero %, 2035	39,197	37,974
FRB Ser. 05-45, Class FG, zero %, 2035	79,306	71,771
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	124,332	16,163
Ser. T-58, Class 4A, 7 1/2s, 2043	866,810	902,024
Ser. T-42, Class A5, 7 1/2s, 2042	124,247	130,226
Ser. T-60, Class 1A2, 7s, 2044	164,714	170,788
Ser. T-59, Class 1A2, 7s, 2043	355,845	368,966
Ser. T-55, Class 1A2, 7s, 2043	205,846	214,980
Freddie Mac
IFB Ser. 3339, Class WS, 36.995s, 2037	105,708	140,894
IFB Ser. 3339, Class JS, 35.068s, 2037	91,593	118,192

14

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3202, Class PS, 32.07s, 2036	$165,821	$210,509
IFB Ser. 3153, Class SX, 27.275s, 2036	405,064	504,483
IFB Ser. 3081, Class DC, 23.782s, 2035	115,971	132,848
IFB Ser. 3360, Class SC, 22.394s, 2037	121,383	132,915
IFB Ser. 3114, Class GK, 21.62s, 2036	78,148	90,840
IFB Ser. 3408, Class EK, 20.985s, 2037	106,734	116,956
IFB Ser. 2979, Class AS, 19.892s, 2034	67,983	74,137
IFB Ser. 3153, Class UT, 19.635s, 2036	250,226	276,647
IFB Ser. 3012, Class GP, 16.818s, 2035	119,844	125,308
IFB Ser. 3149, Class SU, 16.376s, 2036	80,550	85,660
IFB Ser. 3065, Class DC, 16.275s, 2035	191,852	203,943
IFB Ser. 3031, Class BS, 13.737s, 2035	255,845	262,843
IFB Ser. 3184, Class SP, IO,
6.155s, 2033	277,388	22,442
IFB Ser. 239, IO, 6.005s, 2036	288,122	16,956
IFB Ser. 2882, Class LS, IO,
6.005s, 2034	56,187	4,599
IFB Ser. 3203, Class SH, IO,
5.945s, 2036	159,334	13,189
IFB Ser. 2594, Class SE, IO,
5.855s, 2030	282,790	16,742
IFB Ser. 2828, Class TI, IO,
5.855s, 2030	160,367	12,996
IFB Ser. 3397, Class GS, IO,
5.805s, 2037	161,262	13,726
IFB Ser. 3297, Class BI, IO,
5.565s, 2037	680,107	53,467
IFB Ser. 3287, Class SD, IO,
5.555s, 2037	252,226	19,636
IFB Ser. 3281, Class BI, IO,
5.555s, 2037	130,455	10,899
IFB Ser. 3249, Class SI, IO,
5.555s, 2036	87,163	9,496
IFB Ser. 3028, Class ES, IO,
5.555s, 2035	860,805	72,884
IFB Ser. 3042, Class SP, IO,
5.555s, 2035	188,856	18,072
IFB Ser. 3045, Class DI, IO,
5.535s, 2035	3,674,519	269,695
IFB Ser. 3136, Class NS, IO,
5.505s, 2036	312,863	24,712
IFB Ser. 2950, Class SM, IO,
5.505s, 2016	97,164	8,797
IFB Ser. 248, IO, 5 1/2s, 2037	587,257	57,140
IFB Ser. 3256, Class S, IO,
5.495s, 2036	305,313	25,372
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	176,101	16,264
IFB Ser. 3370, Class TS, IO,
5.475s, 2037	93,895	8,076
IFB Ser. 3244, Class SB, IO,
5.465s, 2036	185,793	15,715
IFB Ser. 3244, Class SG, IO,
5.465s, 2036	216,796	16,606

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3236, Class IS, IO,
5.455s, 2036	$336,807	$25,261
IFB Ser. 3114, Class TS, IO,
5.455s, 2030	1,080,264	86,285
IFB Ser. 3128, Class JI, IO,
5.435s, 2036	312,837	25,215
IFB Ser. 3240, Class S, IO,
5.425s, 2036	612,940	44,433
IFB Ser. 3153, Class JI, IO,
5.425s, 2036	323,276	23,632
IFB Ser. 3065, Class DI, IO,
5.425s, 2035	132,914	11,838
IFB Ser. 3145, Class GI, IO,
5.405s, 2036	257,194	21,373
IFB Ser. 3114, Class GI, IO,
5.405s, 2036	187,340	16,503
IFB Ser. 3339, Class JI, IO,
5.395s, 2037	637,137	42,624
IFB Ser. 3218, Class AS, IO,
5.385s, 2036	238,834	17,136
IFB Ser. 3221, Class SI, IO,
5.385s, 2036	272,859	19,658
IFB Ser. 3202, Class PI, IO,
5.345s, 2036	758,040	55,554
IFB Ser. 3355, Class MI, IO,
5.305s, 2037	187,581	14,133
IFB Ser. 3201, Class SG, IO,
5.305s, 2036	347,482	31,850
IFB Ser. 3203, Class SE, IO,
5.305s, 2036	311,172	27,063
IFB Ser. 3171, Class PS, IO,
5.29s, 2036	301,453	23,935
IFB Ser. 3152, Class SY, IO,
5.285s, 2036	297,419	26,973
IFB Ser. 3284, Class BI, IO,
5.255s, 2037	214,787	16,559
IFB Ser. 3260, Class SA, IO,
5.255s, 2037	210,601	13,933
IFB Ser. 3284, Class LI, IO,
5.245s, 2037	335,247	23,726
IFB Ser. 3281, Class AI, IO,
5.235s, 2037	747,554	61,247
IFB Ser. 3012, Class UI, IO,
5.225s, 2035	311,231	30,640
IFB Ser. 3311, Class EI, IO,
5.215s, 2037	247,380	18,610
IFB Ser. 3311, Class IA, IO,
5.215s, 2037	324,039	27,420
IFB Ser. 3311, Class IB, IO,
5.215s, 2037	324,039	27,420
IFB Ser. 3311, Class IC, IO,
5.215s, 2037	324,039	27,420
IFB Ser. 3311, Class ID, IO,
5.215s, 2037	324,039	27,420

15

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3311, Class IE, IO,
5.215s, 2037	$461,330	$39,038
IFB Ser. 3375, Class MS, IO,
5.205s, 2037	112,389	8,371
IFB Ser. 3240, Class GS, IO,
5.185s, 2036	372,923	29,826
IFB Ser. 3257, Class SI, IO,
5 1/8s, 2036	172,011	12,895
IFB Ser. 3225, Class JY, IO,
5.095s, 2036	751,525	51,271
IFB Ser. 3339, Class TI, IO,
4.945s, 2037	350,050	27,220
IFB Ser. 3284, Class CI, IO,
4.925s, 2037	572,260	38,427
IFB Ser. 3016, Class SQ, IO,
4.915s, 2035	342,087	18,951
IFB Ser. 3012, Class IG, IO,
4.885s, 2035	1,199,163	94,079
IFB Ser. 3397, Class SQ, IO,
4.775s, 2037	103,081	6,907
Ser. 3327, Class IF, IO, zero %, 2037	176,197	4,616
Ser. 246, PO, zero %, 2037	96,153	88,971
Ser. 3439, Class AO, PO, zero %, 2037	100,849	89,713
Ser. 3300, PO, zero %, 2037	101,942	86,141
Ser. 3226, Class YO, PO, zero %, 2036	80,902	76,910
Ser. 3139, Class CO, PO, zero %, 2036	73,630	66,900
Ser. 3008, PO, zero %, 2034	85,337	74,687
Ser. 2684, Class TO, PO, zero %, 2033	101,000	79,167
Ser. 2663, Class CO, PO, zero %, 2033	49,441	45,356
Ser. 2587, Class CO, PO, zero %, 2032	92,973	82,694
FRB Ser. 3349, Class DO, zero %, 2037	104,707	94,553
FRB Ser. 3326, Class YF, zero %, 2037	80,640	74,271
FRB Ser. 3241, Class FH, zero %, 2036	88,246	84,174
FRB Ser. 3231, Class XB, zero %, 2036	65,584	63,834
FRB Ser. 3231, Class X, zero %, 2036	72,003	66,465
FRB Ser. 3326, Class WF, zero %, 2035	196,227	173,306
FRB Ser. 3030, Class CF, zero %, 2035	89,722	80,122
Government National Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	312,248	406,626
IFB Ser. 05-84, Class SL, 17.367s, 2035	490,950	529,888
IFB Ser. 05-66, Class SP, 17.367s, 2035	223,179	231,255
IFB Ser. 05-84, Class SB, 15.731s, 2035	90,643	92,089
IFB Ser. 05-68, Class DP, 14.117s, 2035	678,285	698,731
IFB Ser. 05-7, Class NP, 11.977s, 2033	61,091	62,580
IFB Ser. 08-29, Class SA, IO,
7.273s, 2038	191,393	14,274
IFB Ser. 06-61, Class SM, IO,
6.873s, 2036	63,316	4,683
IFB Ser. 06-62, Class SI, IO,
6.873s, 2036	237,823	16,504
IFB Ser. 07-1, Class SL, IO,
6.853s, 2037	102,049	7,422

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Government National Mortgage Association
IFB Ser. 07-1, Class SM, IO,
6.843s, 2037	$102,049	$7,410
IFB Ser. 06-62, Class SA, IO,
6.833s, 2036	62,862	4,539
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	1,705,376	120,429
IFB Ser. 07-36, Class SW, IO,
6.393s, 2035	1,266,417	76,580
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	359,088	22,066
IFB Ser. 07-9, Class BI, IO,
6.313s, 2037	706,810	45,087
IFB Ser. 07-31, Class CI, IO,
6.303s, 2037	203,528	13,983
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	240,427	15,555
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	470,892	29,779
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	201,994	15,617
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	191,834	14,052
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	180,370	11,267
IFB Ser. 05-84, Class AS, IO,
6.293s, 2035	97,651	7,988
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	239,121	18,276
IFB Ser. 07-53, Class SY, IO,
6.228s, 2037	210,520	16,253
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	322,795	24,086
IFB Ser. 04-88, Class S, IO,
6.193s, 2032	57,383	3,651
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	184,317	13,212
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	307,509	22,389
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	146,250	12,601
IFB Ser. 04-26, Class IS, IO,
6.16s, 2034	63,868	5,084
IFB Ser. 07-68, Class PI, IO, 6.143s, 2037	94,947	7,176
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	710,458	38,066
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	134,874	8,833
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	417,497	23,513
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	1,680,429	97,667
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	187,802	11,138
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	876,743	51,251

16

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	$356,264	$23,001
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	457,044	23,424
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	488,705	28,798
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	328,626	17,973
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	243,661	12,568
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	212,137	11,829
IFB Ser. 07-53, Class SE, IO,
5.993s, 2037	507,592	32,603
IFB Ser. 06-26, Class S, IO,
5.993s, 2036	477,612	30,710
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	276,246	14,915
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	478,948	27,713
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	1,416,812	87,134
IFB Ser. 06-16, Class SX, IO,
5.783s, 2036	167,389	9,784
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	351,372	21,293
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	143,334	10,938
IFB Ser. 06-10, Class SM, IO,
5.743s, 2036	1,074,076	62,178
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	285,465	16,468
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	178,003	10,201
IFB Ser. 07-26, Class SW, IO,
5.693s, 2037	1,155,672	63,392
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	174,169	14,290
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	294,489	16,614
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	377,143	20,639
IFB Ser. 07-8, Class SA, IO,
5.693s, 2037	108,011	5,946
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	462,298	23,855
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	175,870	9,924
IFB Ser. 07-7, Class JI, IO,
5.693s, 2037	501,279	26,317
IFB Ser. 07-1, Class S, IO,
5.693s, 2037	388,917	22,014
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	371,152	20,943

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Government National Mortgage Association
IFB Ser. 05-17, Class S, IO,
5.673s, 2035	$86,094	$5,163
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	280,330	17,553
IFB Ser. 05-3, Class SN, IO,
5.593s, 2035	220,612	16,046
IFB Ser. 07-74, Class SI, IO,
5.53s, 2037	90,705	4,699
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	784,323	59,364
IFB Ser. 04-41, Class SG, IO,
5.493s, 2034	225,503	12,501
IFB Ser. 08-2, Class SM, IO,
5.46s, 2038	219,507	14,383
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	288,891	18,811
IFB Ser. 08-40, Class SA, IO,
5.36s, 2038	1,026,726	72,128
IFB Ser. 05-71, Class SA, IO,
5.32s, 2035	75,855	5,472
IFB Ser. 07-17, Class IC, IO,
5.21s, 2037	164,409	11,971
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	94,243	7,571
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	409,104	24,135
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	225,611	16,728
IFB Ser. 07-62, Class S, IO,
5.11s, 2037	100,869	5,852
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	254,429	15,373
FRB Ser. 07-49, Class UF, zero %, 2037	42,696	39,380
FRB Ser. 07-35, Class UF, zero %, 2037	67,240	57,649
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	156,000	136,780
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	71,636	64,964
Ser. 05-RP3, Class 1A3, 8s, 2035	242,147	215,978
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	195,435	172,505
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.833s, 2035	164,113	108,314
JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	41,000	17,785
FRB Ser. 07-LD12, Class A3,
5.99s, 2051	129,000	85,435
FRB Ser. 07-LD11, Class AM,
5.819s, 2049	24,000	10,263
Ser. 06-CB14, Class A4, 5.481s, 2044	211,000	160,131
FRB Ser. 07-LDPX, Class AM,
5.464s, 2049	25,000	10,431
Ser. 07-LDPX, Class A3, 5.42s, 2049	146,000	102,526

17

Putnam VT American Government Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

Principal amount		Value

Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.533s, 2040	$712,000	$331,052
Ser. 07-SL1, Class A1, 5.27s, 2040	443,605	334,598
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	40,000	30,419
Ser. 04-C7, Class A6, 4.786s, 2029	163,000	131,067
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 37.253s, 2037	152,929	162,870
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	245,060	19,213
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	559,908	41,293
IFB Ser. 07-4, Class 2A2, IO,
6.199s, 2037	1,018,007	68,715
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	741,028	56,053
IFB Ser. 06-7, Class 2A5, IO,
6.079s, 2036	1,148,796	81,823
IFB Ser. 07-5, Class 10A2, IO,
5.869s, 2037	497,464	34,822
MASTR Adjustable Rate
Mortgages Trust
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	171,145	787
Ser. 05-2, Class 7AX, IO,
0.17s, 2035	479,836	1,200
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.28s, 2043	89,000	74,253
Ser. 05-HQ6, Class A4A,
4.989s, 2042	373,000	299,344
Ser. 04-HQ4, Class A7, 4.97s, 2040	193,000	162,796
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035	372,469	201,133
Permanent Financing PLC 144A FRB
Ser. 9A, Class 3A, 2.289s, 2033
(United Kingdom)	92,000	64,510
Permanent Master Issuer PLC FRB
Ser. 07-1, Class 4A, 4.833s, 2033
(United Kingdom)	112,000	99,568
Residential Funding Mortgage
Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	330,679	318,072
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	773,409	378,970
FRB Ser. 05-18, Class 6A1,
5.256s, 2035	222,119	139,935
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037	4,506,659	304,200
Ser. 07-4, Class 1A4, IO, 1s, 2037	4,740,650	160,410
Structured Asset Securities Corp.
144A Ser. 07-RF1, Class 1A, IO,
4.386s, 2037	854,031	51,242

COLLATERALIZED MORTGAGE OBLIGATIONS (32.2%)* continued

	Principal amount	Value

Terwin Mortgage Trust 144A FRB
Ser. 06-9HGA, Class A1, 0.551s, 2037	$120,280	$112,005
Wachovia Bank Commercial
Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	99,000	73,997
Ser. 04-C15, Class A4, 4.803s, 2041	288,000	231,182
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 07-SL2, Class A1, 5.426s, 2049	1,231,971	677,584
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1, 4.818s, 2036	231,602	123,147
Ser. 05-AR2, Class 2A1, 4.552s, 2035	133,949	95,137
Ser. 05-AR9, Class 1A2, 4.425s, 2035	240,591	84,207
Ser. 04-R, Class 2A1, 4.368s, 2034	128,924	98,763
Ser. 05-AR12, Class 2A5, 4.359s, 2035	1,853,000	850,353
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	4,729,000	6,659

Total collateralized mortgage obligations
(cost $49,695,045)		$47,458,663

PURCHASED OPTIONS OUTSTANDING (4.2%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
Deutsche Bank for
the right to pay a
fixed rate of 5.385%
versus the three
month USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	$4,783,000	$1,531
Option on an interest
rate swap with
Deutsche Bank for
the right to receive
a fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	4,783,000	1,168,917
Option on an interest
rate swap with Goldman
Sachs International for the
right to pay a fixed
rate of 5.325% versus
the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	3,492,000	978
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.355%
versus the three
month USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	7,253,000	1,661,082

18

Putnam VT American Government Income Fund

PURCHASED OPTIONS OUTSTANDING (4.2%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$7,253,000	$21,034
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing
April 08, 2019.	Apr-09/5.325	3,492,000	836,753
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	7,253,000	1,661,082
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	7,253,000	21,034
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	3,492,000	833,680
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	3,492,000	1,013

Total purchased options outstanding (cost $1,717,966)			$6,207,104

ASSET-BACKED SECURITIES (0.3%)*

	Principal amount	Value

GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036	$25,000	$11,778
Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO,
6.219s, 2037	352,465	26,792
FRB Ser. 07-6, Class 2A1,
0.681s, 2037	52,328	18,082
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-RZ2, Class A2,
0.641s, 2036	509,000	376,807
FRB Ser. 07-RZ1, Class A2,
0.631s, 037	25,000	11,093
Soundview Home Equity Loan Trust
FRB Ser. 06-3, Class A3, 0.631s, 2036	25,000	14,385

Total asset-backed securities (cost $638,386)		$458,937

SHORT-TERM INVESTMENTS (34.2%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	12,463,613	$12,463,613
Federal National Mortgage
Association, 0.10%,
March 11, 2009	$8,000,000	7,998,464
Federal Home Loan Bank, for an
effective yield of 2.81%,
July 14, 2009	2,000,000	1,970,576
Interest in $300,000,000 joint tri-party
repurchase agreement dated
December 31, 2008 with Deutsche
Bank Securities, Inc. due January 2,
2009 — maturity value of $27,200,151
for an effective yield of 0.10%
(collateralized by various mortgage
backed securities with coupon rates
ranging from 5.0% to 7.0% and due
dates ranging from April 1, 2034 to
December 1, 2038 valued
at $306,000,001)	27,200,000	27,200,000
U.S. Treasury Cash Management
Bills 0.88%, May 15, 2009 #	700,000	697,708

Total short-term investments (cost $50,330,361)		$50,330,361

Total investments (cost $198,809,507)		$207,182,111

* Percentages indicated are based on net assets of $147,296,334.

# This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs (Note 1).

At December 31, 2008, liquid assets totaling $48,181,484 have been designated as collateral for open forward commitments and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).

19

Putnam VT American Government Income Fund

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates. Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.The interest rates shown are the current interest rates at December 31, 2008.

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day
(Short)	44	$10,875,700	Jun-09	$(179,355)
Euro-Dollar 90 day
(Short)	80	19,749,000	Sep-09	(342,405)
Euro-Dollar 90 day
(Short)	114	28,096,725	Dec-09	(507,610)
Euro-Dollar 90 day
(Short)	8	1,969,400	Mar-10	(42,984)
U.S. Treasury Bond
20 yr (Long)	42	5,797,969	Mar-09	750,744
U.S. Treasury Note
2 yr (Short)	33	7,196,063	Mar-09	(61,888)
U.S. Treasury Note
5 yr (Short)	4	476,219	Mar-09	(5,480)
U.S. Treasury Note
10 yr (Short)	78	9,808,500	Mar-09	(67,027)

Total				$(456,005)

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $3,468,572)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with Bank of America, N.A. for
the obligation to pay a fixed rate
of 5.89% versus the three month
USD-LIBOR-BBA maturing on
July 15, 2019.	$18,232,000	Jul-09/5.89	$5,143,430
Option on an interest rate swap
with Bank of America, N.A. for
the obligation to receive a fixed
rate of 5.89% versus the three
month USD-LIBOR-BBA
maturing on July 15, 2019.	18,232,000	Jul-09/5.89	11,486
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.32% versus the three
month USD-LIBOR-BBA
maturing on January 9, 2022.	28,847,000	Jan-12/5.32	5,641,896
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.32% versus the
three month USD-LIBOR-BBA
maturing on January 9, 2022.	28,847,000	Jan-12/5.32	412,801

Total			$11,209,613

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $7,132,500)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2039	$5,000,000	1/13/09	$5,129,687
FNMA, 5s, January 1, 2039	1,000,000	1/13/09	1,021,875
FNMA, 4 1/2s, January 1, 2039	1,000,000	1/13/09	1,014,688

Total			$7,166,250

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,012,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$127,655

3,500,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(347,466)

1,000,000	—	7/29/18	3 month USD-LIBOR-BBA	4.75%	202,020

2,204,000	—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	408,199

29,317,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	1,116,692

5,404,000	—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(1,807,095)

86,405,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,743,652

31,015,000	96,812	10/1/18	3 month USD-LIBOR-BBA	4.30%	4,843,287

19,767,000	(7,461)	10/20/18	4.60%	3 month USD-LIBOR-BBA	(3,512,786)

33,914,000	(30,830)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(816,396)

795,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(257,090)

20

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
$6,164,000	$—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	$144,159

Citibank, N.A.
26,085,000	—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,884,751

5,224,000	—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(1,843,800)

42,050,000	—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,377,782

10,198,000	—	6/29/18	2.477%	3 month USD-LIBOR-BBA	48,181

Credit Suisse International
17,281,000	—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	566,706

5,024,000	—	9/23/10	3 month USD-LIBOR-BBA	3.32%	208,212

15,419,000	—	10/9/10	3 month USD-LIBOR-BBA	2.81%	312,706

11,845,000	8,310	10/31/13	3.80%	3 month USD-LIBOR-BBA	(908,243)

9,716,000	9,237	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,521,916)

3,780,000	(40,402)	12/10/38	2.69%	3 month USD-LIBOR-BBA	21,169

11,280,000	120,566	12/10/38	3 month USD-LIBOR-BBA	2.69%	(63,172)

8,619,000	—	6/30/38	2.71%	3 month USD-LIBOR-BBA	94,346

Deutsche Bank AG
20,612,000	—	9/24/10	3 month USD-LIBOR-BBA	3.395%	886,147

3,101,000	—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(544,936)

543,000	—	11/21/18	3.75%	3 month USD-LIBOR-BBA	(57,310)

22,531,000	19,296	11/21/10	2.25%	3 month USD-LIBOR-BBA	(299,647)

54,933,000	—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	2,141,105

598,000	—	12/11/18	3 month USD-LIBOR-BBA	2.94%	19,364

7,274,000	—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	151,337

3,006,000	—	12/16/28	3 month USD-LIBOR-BBA	2.845%	10,796

3,916,000	—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(5,515)

Goldman Sachs International
20,095,000	—	3/14/13	3 month USD-LIBOR-BBA	3.37125%	1,272,217

35,950,000	—	3/27/13	3 month USD-LIBOR-BBA	3.4625%	2,465,682

12,397,000	—	3/29/38	4.665%	3 month USD-LIBOR-BBA	(4,867,428)

9,207,000	—	4/3/18	3 month USD-LIBOR-BBA	4.19%	1,277,446

3,433,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(536,502)

435,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(73,262)

47,348,000	22,312	10/24/10	3 month USD-LIBOR-BBA	2.60%	867,420

7,181,000	(44,450)	11/18/18	3 month USD-LIBOR-BBA	4.10%	924,812

12,022,000	(3,307)	11/18/10	3 month USD-LIBOR-BBA	2.35%	188,905

8,348,000	30,418	11/18/13	3.45%	3 month USD-LIBOR-BBA	(491,664)

JPMorgan Chase Bank, N.A.
661,000	—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(106,340)

2,050,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(351,301)

984,000	—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	168,973

724,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(333,513)

2,936,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(1,368,873)

31,014,000	—	3/22/10	3 month USD-LIBOR-BBA	2.23%	530,925

12,011,000	—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	227,204

831,000	—	5/7/13	3.9325%	3 month USD-LIBOR-BBA	(67,302)

12,772,000	—	5/16/18	4.53%	3 month USD-LIBOR-BBA	(2,180,701)

8,353,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	213,294

4,000,000	—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(415,776)

13,758,000	—	7/16/10	3 month USD-LIBOR-BBA	3.384%	485,743

21

Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

	Upfront				Unrealized
Swap counterparty /	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$5,035,000	$—	7/22/10	3 month USD-LIBOR-BBA	3.565%	$203,115

28,571,000	—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,162,158

16,781,000	—	8/28/18	5.395%	3 month USD-LIBOR-BBA	(4,390,125)

27,725,000	(81,555)	11/4/18	3 month USD-LIBOR-BBA	4.45%	4,544,367

9,790,000	—	11/10/18	3 month USD-LIBOR-BBA	4.83%	1,979,380

29,000,000	—	11/24/10	3 month USD-LIBOR-BBA	2.0075%	273,195

1,080,000	—	12/19/18	5%	3 month USD-LIBOR-BBA	(234,357)

Merrill Lynch Capital Services, Inc.
6,734,000	—	9/16/38	4.66%	3 month USD-LIBOR-BBA	(2,664,561)

20,931,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,085,487)

6,287,000	—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	250,155

UBS AG
21,838,000	725,932	11/10/28	4.45%	3 month USD-LIBOR-BBA	(4,783,480)

27,105,000	(688,567)	11/10/18	3 month USD-LIBOR-BBA	4.45%	3,870,917

92,011,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	941,982

Total					$2,220,112

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements.The Standard establishes a three-level hierarchy for disclosure of fair value measurements.The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments.

The three levels are defined as follows:

Level 1 - Valuations based on quoted prices for identical securities in active markets.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

		Other
	Investments in	financial
	securities	instruments*

Level 1	$12,463,613	$(456,005)
Level 2	194,690,866	(5,554,679)
Level 3	27,632	—

Total	$207,182,111	$(6,010,684)

* Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

Other
	Investments in	financial
	securities	instruments*

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized Gain / Loss	—	—
Change in net unrealized
appreciation (depreciation)	—	—
Net Purchases / Sales	—	—
Net Transfers in and/or out of Level 3	27,632	—

Balance as of December 31, 2008	$27,632	$—

* Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

December 31, 2008
Putnam VT
American
Government
Income Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$207,182,111
Cash	22,048
Dividends, interest, and other receivables	1,143,816
Receivable for securities sold	1,928,360
Receivable for sales of delayed delivery securities (Note 1)	10,045,016
Unrealized appreciation on swap contracts (Note 1)	39,156,156
Premiums paid on swap contracts (Note 1)	896,572
Receivable for variation margin (Note 1)	7,737

Total assets	260,381,816

Liabilities
Payable for securities purchased	1,805,153
Payable for purchases of delayed delivery securities (Note 1)	52,475,023
Payable for shares of the fund repurchased	396,890
Payable for compensation of Manager (Notes 2 and 5)	169,525
Payable for investor servicing fees (Note 2)	3,695
Payable for custodian fees (Note 2)	14,274
Payable for Trustee compensation and expenses (Note 2)	51,034
Payable for administrative services (Note 2)	1,467
Payable for distribution fees (Note 2)	11,932
Payable for receivable purchase agreement (Note 2)	64,777
Unrealized depreciation on swap contracts (Note 1)	36,936,044
Payable for closed swap contracts (Note 1)	1,727,031
Premiums received on swap contracts (Note 1)	1,032,883
TBA sale commitments, at value (Note 1)	7,166,250
Written options outstanding, at value (Notes 1 and 3)	11,209,613
Other accrued expenses	19,891

Total liabilities	113,085,482

Net assets	$147,296,334

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$149,323,009
Undistributed net investment income (loss) (Note 1)	4,111,720
Accumulated net realized gain (loss) on investments (Note 1)	(8,593,263)
Net unrealized appreciation (depreciation) of investments	2,454,868

Total — Representing net assets applicable to capital
shares outstanding	$147,296,334

Computation of net asset value Class IA
Net Assets	$89,862,532
Number of shares outstanding	7,972,143
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$11.27
Computation of net asset value Class IB
Net Assets	$57,433,802
Number of shares outstanding	5,113,808
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$11.23

Cost of investments (Note 1):
Unaffiliated issuers	$198,809,507
Proceeds receivable on TBA sale commitments (Note 1)	7,132,500
Premiums received on written options (Notes 1 and 3)	3,468,572

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
23

PUTNAM VARIABLE TRUST

Statement of Operations

Year ended December 31, 2008
Putnam VT
American
Government
Fund

Investment income
Interest-unaffiliated issuers	$7,875,385
Interest-affiliated issuers (Note 5)	347,858

Total investment income	8,223,243

Expenses
Compensation of Manager (Note 2)	1,005,837
Investor servicing fees (Note 2)	46,457
Custodian fees (Note 2)	40,010
Trustee compensation and expenses (Note 2)	27,628
Administrative services (Note 2)	21,612
Distribution fees-class IB (Note 2)	158,892
Auditing	75,843
Legal	26,494
Other	38,310
Fees waived and reimbursed by Manager (Notes 2 and 5)	(325,783)

Total expenses	1,115,300

Expense reduction (Note 2)	(17,212)

Net expenses	1,098,088

Net investment income (loss)	7,125,155

Net realized gain (loss) on investments (Notes 1 and 3)	6,606,885
Net realized gain (loss) on futures contracts (Note 1)	(4,043,197)
Net realized gain (loss) on swap contracts (Note 1)	(5,573,259)
Net realized gain (loss) on written options (Notes 1 and 3)	(656,932)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(3,763,469)

Net gain (loss) on investments	(7,429,972)

Net increase (decrease) in net assets resulting
from operations	$(304,817)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	American Government Income Fund
	Year ended
	December 31	December 31
	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,125,155	$6,523,861
Net realized gain (loss) on investments	(3,666,503)	(898,007)
Net unrealized appreciation (depreciation)
of investments	(3,763,469)	5,776,269

Net increase (decrease) in net assets
resulting from operations	(304,817)	11,402,123

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,250,985)	(4,112,485)
Class IB	(2,898,368)	(3,097,187)
Increase in capital from settlement payment (Note 6)	8,740	—
Increase (decrease) from capital share
transactions (Note 4)	16,129,020	(14,591,853)

Total increase (decrease) in net assets	8,683,590	(10,399,402)

Net assets:
Beginning of year	138,612,744	149,012,146

End of year	$147,296,334	$138,612,744
Undistributed net investment income (loss),
end of year	$4,111,720	$5,216,010

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
25

PUTNAM VARIABLE TRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT American Government Income Fund (Class IA)
December 31, 2008	$11.73	.54	(.46)	.08	(.54)	—	—	(.54)	—(e,n)	$11.27	.54	$89,863.62		4.68	127.57(f)
December 31, 2007	11.38	.54	.40(g)	.94	(.59)	—	—	(.59)	—	11.73	8.63(g)	76,057.62		4.76	153.13(f)
December 31, 2006	11.50	.45	(.07)	.38	(.50)	—	—	(.50)	—	11.38	3.51	83,470.62		4.01	180.25(f)
December 31, 2005	11.75	.41	(.22)	.19	(.41)	(.03)	—	(.44)	—	11.50	1.65	107,325.64		3.56	419.62(f)
December 31, 2004	12.08	.31	.03	.34	(.49)	(.18)	—	(.67)	—	11.75	2.85	144,320.66		2.65	309.71

Putnam VT American Government Income Fund (Class IB)
December 31, 2008	$11.69	.52	(.47)	.05	(.51)	—	—	(.51)	—(e,n)	$11.23	.30	$57,434.87		4.49	127.57(f)
December 31, 2007	11.34	.51	.40(g)	.91	(.56)	—	—	(.56)	—	11.69	8.36(g)	62,556.87		4.51	153.13(f)
December 31, 2006	11.46	.42	(.07)	.35	(.47)	—	—	(.47)	—	11.34	3.22	65,543.87		3.74	180.25(f)
December 31, 2005	11.71	.38	(.22)	.16	(.38)	(.03)	—	(.41)	—	11.46	1.35	74,858.89		3.32	419.62(f)
December 31, 2004	12.02	.28	.04	.32	(.45)	(.18)	—	(.63)	—	11.71	2.66	87,312.91		2.39	309.71

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements. (Note 2).

(e) Amount represents less than $0.01 per share.

(f) Portfolio turnover excludes dollar roll transactions.

(g) Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share (Note 2).

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA and class IB shares reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

December 31, 2008	0.21%

December 31, 2007	0.21

December 31, 2006	0.22

December 31, 2005	0.17

December 31, 2004	0.13

(n) Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 of the fund’s weighted average number of shares outstanding for the year ended December 31, 2008 (Note 6).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26	27

PUTNAM VARIABLE TRUST

Notes to Financial Statements
December 31, 2008

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT American Government Income Fund (the “fund”), is one of a series of funds comprising Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income with preservation of capital as a secondary objective by investing in U.S. Treasury securities and government agency and private mortgage-backed and asset-backed securities. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in

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time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options

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are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

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J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

K) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2008, the fund had a capital loss carryover of $7,645,244 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration Date

$3,460,039	December 31, 2013
2,630,189	December 31, 2014
75,293	December 31, 2015
1,479,723	December 31, 2016

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, unrealized and realized gains and losses on certain futures contracts, straddle loss deferrals, income on swap contracts, interest only securities and receivable purchase agreement gain. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2008, the fund reclassified $1,080,092 to decrease undistributed net investment

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income and $83,965 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $1,164,057.

The tax basis components of distributable earnings and the federal tax cost as of December 31, 2008 were as follows:

Unrealized appreciation	$15,149,998
Unrealized depreciation	(7,993,617)
—————————
Net unrealized appreciation	7,156,381
Undistributed ordinary income	6,422,330
Capital loss carryforward	(7,645,244)
Cost for federal income tax purposes	$200,025,730

N) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

O) Beneficial interest At December 31, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 69.4% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $5 billion, 0.37% of the next $5 billion, 0.36% of the next $5 billion, 0.35% of the next $5 billion and 0.34% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the year ended December 31, 2008, Putnam Management waived $315,333 of its management fee from the fund.

On September 26, 2008, the fund entered into an Agreement with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $251,354 in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to Lehman Brothers Special Financing, Inc. and is included in the Statement of assets and liabilities within Payable for securities purchased. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreement will be recorded as realized gain or loss.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

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Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund through December 31, 2008. Subsequent to December 31, 2008, these services were provided by Putnam Investor Services, Inc., another affiliate of Putnam Management. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the year ended December 31, 2008, the amounts incurred for investor servicing agent functions provided by PFTC are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the year ended December 31, 2008, the fund’s expenses were reduced by $17,212 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $320, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2008, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $147,589,935 and $170,919,232, respectively. Purchases and sales of U.S. government securities aggregated $1,911,410 and $1,911,410, respectively.

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Written option transactions for those funds that invested in them during the year ended December 31, 2008 are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$176,006,000	$5,464,159

Options opened	41,396,000	1,647,561
Options exercised	—	—
Options expired	(37,960,000)	(959,526)
Options closed	(85,284,000)	(2,683,622)

Written options outstanding at end of year	$ 94,158,000	$ 3,468,572

NOTE 4
CAPITAL SHARES

At December 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT American Government Income Fund Class IA
Shares sold	2,815,558	$33,210,679	710,719	$8,060,922
Shares issued in connection with reinvestment of distributions	363,954	4,250,985	375,227	4,112,485

	3,179,512	37,461,664	1,085,946	12,173,407
Shares repurchased	(1,689,426)	(19,147,253)	(1,938,947)	(21,837,725)

Net increase (decrease)	1,490,086	$18,314,411	(853,001)	$(9,664,318)

Putnam VT American Government Income Fund Class IB
Shares sold	1,197,135	$14,022,748	417,154	$4,694,114
Shares issued in connection with reinvestment of distributions	248,574	2,898,368	283,107	3,097,187

	1,445,709	16,921,116	700,261	7,791,301
Shares repurchased	(1,681,320)	(19,106,507)	(1,130,463)	(12,718,836)

Net decrease	(235,611)	$(2,185,391)	(430,202)	$(4,927,535)

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended December 31, 2008, management fees paid were reduced by $10,450 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund were recorded as interest income in the Statement of operations and totaled $347,858 for the year ended December 31, 2008. During the year ended December 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $77,267,898 and $85,580,108, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered

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under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

NOTE 6
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters. In August 2008, the fund received a payment from Putnam Management for $8,740 related to restitution payments in connection with a distribution plan approved by the SEC. This amount is reported as Increase in capital from settlement payments line on the Statement of changes in net assets.

NOTE 7
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

NOTE 8
MARKET AND CREDIT RISK

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

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PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds
December 31, 2008

Jameson A. Baxter (Born 1943), Trustee since 1994, Vice Chairman since 2005

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., and the Mutual Fund Directors Forum. Until 2007, she was a Director of Banta Corporation (a printing and supply chain management company), Ryerson, Inc. (a metals service corporation), and Advocate Health Care. Until 2004, she was a Director of BoardSource (formerly the National Center for Nonprofit Boards); and until 2002, she was a Director of Intermatic Corporation (a manufacturer of energy control products). She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years.

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President of and Consultant to First Boston Corporation and Vice President and Principal of the Regency Group. She is a graduate of Mount Holyoke College.

Charles B. Curtis (Born 1940), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues), and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and serves as Director of Edison International and Southern California Edison. Until 2006, Mr. Curtis served as a member of the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson LLP, an international law firm headquartered in Washington, D.C. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy and Under Secretary of the U.S. Department of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

Robert J. Darretta (Born 1946), Trustee since 2007

Mr. Darretta serves as Director of UnitedHealth Group, a diversified health-care company.

Until April 2007, Mr. Darretta was Vice Chairman of the Board of Directors of Johnson & Johnson, one of the world’s largest and most broadly based health-care companies. Prior to 2007, he had responsibility for Johnson & Johnson’s finance, investor relations, information technology, and procurement function. He served as Johnson & Johnson Chief Financial Officer for a decade, prior to which he spent two years as Treasurer of the corporation and over ten years leading various Johnson & Johnson operating companies.

Mr. Darretta received a B.S. in Economics from Villanova University.

Myra R. Drucker (Born 1948), Trustee since 2004

Ms. Drucker is Chair of the Board of Trustees of Commonfund (a not-for-profit firm specializing in managing assets for educational endowments and foundations), Vice Chair of the Board of Trustees of Sarah Lawrence College, and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also a Director of Interactive Data Corporation (a provider of financial market data and analytics to financial institutions and investors).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years. She serves as an advisor to RCM Capital Management (an investment management firm) and to the Employee Benefits Investment Committee of The Boeing Company (an aerospace firm).

From November 2001 until August 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. From December 1992 to November 2001, Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a document company). Prior to December 1992, Ms. Drucker was Staff Vice President and Director of Trust Investments for International Paper (a paper and packaging company).

Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics, and portfolio theory at Temple University.

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PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Charles E. Haldeman, Jr.* (Born 1948), Trustee since 2004 and President of the Funds since 2007

Mr. Haldeman is Chairman of Putnam Investment Management, LLC and President of the Putnam Funds. Prior to July 2008, he was President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments’ Investment Division.

Prior to joining Putnam in 2002, he held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President and Chief Operating Officer of United Asset Management. Mr. Haldeman was also a Partner and Director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves on the Board of Governors of the Investment Company Institute and as Chair of the Board of Trustees of Dartmouth College. He also serves on the Partners HealthCare Investment Committee, the Tuck School of Business Overseers, and the Harvard Business School Board of Dean’s Advisors. He is a graduate of Dartmouth College, Harvard Law School, and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

John A. Hill (Born 1942), Trustee since 1985 and Chairman since 2000

Mr. Hill is founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm specializing in the worldwide energy industry, with offices in Greenwich, Connecticut; Houston, Texas; London, England; and Shanghai, China. The firm’s investments on behalf of some of the nation’s largest pension and endowment funds are currently concentrated in 26 companies with annual revenues in excess of $13 billion, which employ over 100,000 people in 23 countries.

Mr. Hill is Chairman of the Board of Trustees of the Putnam Mutual Funds, a Director of Devon Energy Corporation and various private companies owned by First Reserve, and serves as a Trustee of Sarah Lawrence College where he chairs the Investment Committee.

Prior to forming First Reserve in 1983, Mr. Hill served as President of F. Eberstadt and Company, an investment banking and investment management firm. Between 1969 and 1976, Mr. Hill held various senior positions in Washington, D.C. with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Administrator of the Federal Energy Administration during the Ford Administration.

Born and raised in Midland, Texas, he received his B.A. in Economics from Southern Methodist University and pursued graduate studies as a Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947), Trustee since 1997

Dr. Joskow is an economist and President of the Alfred P. Sloan Foundation (a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance). He is on leave from his position as the Elizabeth and James Killian Professor of Economics and Management at the Massachusetts Institute of Technology (MIT), where he has been on the faculty since 1972. Dr. Joskow was the Director of the Center for Energy and Environmental Policy Research at MIT from 1999 through 2007.

Dr. Joskow serves as a Trustee of Yale University, as a Director of TransCanada Corporation (an energy company focused on natural gas transmission and power services) and of Exelon Corporation (an energy company focused on power services), and as a member of the Board of Overseers of the Boston Symphony Orchestra. Prior to August 2007, he served as a Director of National Grid (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure). Prior to July 2006, he served as President of the Yale University Council. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution). Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published six books and numerous articles on industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies — serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and MPhil from Yale University and a B.A. from Cornell University.

37

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Elizabeth T. Kennan (Born 1938), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. She is a Trustee of the National Trust for Historic Preservation, of Centre College, and of Midway College in Midway, Kentucky. Until 2006, she was a member of The Trustees of Reservations. Prior to 2001, Dr. Kennan served on the oversight committee of the Folger Shakespeare Library. Prior to June 2005, she was a Director of Talbots, Inc., and she has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. Dr. Kennan has also served as President of Five Colleges Incorporated and as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles and two books. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda’s College at Oxford University, and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

Kenneth R. Leibler (Born 1949), Trustee since 2006

Mr. Leibler is a founder and former Chairman of the Boston Options Exchange, an electronic marketplace for the trading of derivative securities.

Mr. Leibler currently serves as a Trustee of Beth Israel Deaconess Hospital in Boston. He is also Lead Director of Ruder Finn Group, a global communications and advertising firm, and a Director of Northeast Utilities, which operates New England’s largest energy delivery system. Prior to December 2006, he served as a Director of the Optimum Funds group. Prior to October 2006, he served as a Director of ISO New England, the organization responsible for the operation of the electric generation system in the New England states. Prior to 2000, Mr. Leibler was a Director of the Investment Company Institute in Washington, D.C.

Prior to January 2005, Mr. Leibler served as Chairman and Chief Executive Officer of the Boston Stock Exchange. Prior to January 2000, he served as President and Chief Executive Officer of Liberty Financial Companies, a publicly traded diversified asset management organization. Prior to June 1990, Mr. Leibler served as President and Chief Operating Officer of the American Stock Exchange (AMEX), and at the time was the youngest person in AMEX history to hold the title of President. Prior to serving as AMEX President, he held the position of Chief Financial Officer, and headed its management and marketing operations. Mr. Leibler graduated magna cum laude with a degree in Economics from Syracuse University, where he was elected Phi Beta Kappa.

Robert E. Patterson (Born 1945), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, LP and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, Mr. Patterson was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

George Putnam, III (Born 1951), Trustee since 1984

Mr. Putnam is Chairman of New Generation Research, Inc. (a publisher of financial advisory and other research services), and President of New Generation Advisers, Inc. (a registered investment adviser to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark’s School and a Trustee of the Marine Biological Laboratory in Woods Hole, Massachusetts. Until 2006, he was a Trustee of Shore Country Day School, and until 2002, was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

38

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Robert L. Reynolds* (Born 1952), Trustee since 2008

Mr. Reynolds is President and Chief Executive Officer of Putnam Investments, and a member of Putnam Investments’ Executive Board of Directors. He has more than 30 years of investment and financial services experience.

Prior to joining Putnam Investments in 2008, Mr. Reynolds was Vice Chairman and Chief Operating Officer of Fidelity Investments from 2000 to 2007. During this time, he served on the Board of Directors for FMR Corporation, Fidelity Investments Insurance Ltd., Fidelity Investments Canada Ltd., and Fidelity Management Trust Company. He was also a Trustee of the Fidelity Family of Funds. From 1984 to 2000, Mr. Reynolds served in a number of increasingly responsible leadership roles at Fidelity.

Mr. Reynolds serves on several not-for-profit boards, including those of the West Virginia University Foundation, Concord Museum, Dana-Farber Cancer Institute, Lahey Clinic, and Initiative for a Competitive Inner City in Boston. He is a member of the Chief Executives Club of Boston, the National Innovation Initiative, and the Council on Competitiveness.

Mr. Reynolds received a B.S. in Business Administration/Finance from West Virginia University.

Richard B. Worley (Born 1945), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves as a Trustee of the University of Pennsylvania Medical Center, The Robert Wood Johnson Foundation (a philanthropic organization devoted to health-care issues), and the National Constitution Center. He is also a Director of The Colonial Williamsburg Foundation (a historical preservation organization), and the Philadelphia Orchestra Association. Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as President, Chief Executive Officer, and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm that was acquired by Morgan Stanley in 1996.

Mr. Worley holds a B.S. degree from the University of Tennessee and pursued graduate studies in economics at the University of Texas.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2008, there were 103 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustee who is an“interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. Mr. Reynolds is President and Chief Executive Officer of Putnam Investments. Mr. Haldeman is the President of your fund and each of the other Putnam funds and Chairman of Putnam Investment Management, LLC, and prior to July 2008 was President and Chief Executive Officer of Putnam Investments.

39

PUTNAM VARIABLE TRUST

Officers of the Putnam Funds
December 31, 2008

In addition to Charles E. Haldeman, Jr., the other officers of the fund are shown below:

Charles E. Porter (Born 1938)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Associate	Vice President and Chief Legal Officer
Treasurer, and Compliance Liaison	Since 2004
Since 1989
Senior Managing Director, Putnam Investments, Putnam Manage-
Jonathan S. Horwitz (Born 1955)	ment and Putnam Retail Management. Prior to 2004, General
Senior Vice President and Treasurer	Counsel, State Street Research & Management Company
Since 2004
Robert R. Leveille (Born 1969)
Prior to 2004, Managing Director, Putnam Investments	Vice President and Chief Compliance Officer
Since 2007
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Managing Director, Putnam Investments, Putnam Management,
Since 2002	and Putnam Retail Management. Prior to 2004, member of Bell
Boyd & Lloyd LLC. Prior to 2003, Vice President and Senior
Senior Managing Director, Putnam Investments	Counsel, Liberty Funds Group LLC

Janet C. Smith (Born 1965)	Mark C. Trenchard (Born 1962)
Vice President, Principal Accounting Officer	Vice President and BSA Compliance Officer
and Assistant Treasurer	Since 2002
Since 2007
Managing Director, Putnam Investments
Managing Director, Putnam Investments
and Putnam Management	Judith Cohen (Born 1945)
Vice President, Clerk and Assistant Treasurer
Susan G. Malloy (Born 1957)	Since 1993
Vice President and Assistant Treasurer
Since 2007	Wanda M. McManus (Born 1947)
Vice President, Senior Associate Treasurer and Assistant Clerk
Managing Director, Putnam Investments	Since 2005

Beth S. Mazor (Born 1958)	Senior Associate Treasurer/Assistant Clerk of Funds
Vice President
Since 2002	Nancy E. Florek (Born 1957)
Vice President, Assistant Clerk, Assistant Treasurer
Managing Director, Putnam Investments	and Proxy Manager
Since 2005
James P. Pappas (Born 1953)
Vice President	Manager, Mutual Fund Proxy Voting
Since 2004

Managing Director, Putnam Investments and Putnam Manage-
ment. During 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation

The address of each Officer is One Post Office Square, Boston, MA 02109.

40

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43

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services, Inc.
Mailing address:
P.O. Box 8383
Boston, MA 02266-8383
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

Trustees
John A. Hill, *Chairman*
Jameson A. Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Robert L. Reynolds
Richard B. Worley

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

255473 2/09

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill and Mr. Darretta meets the financial literacy requirements of the New York Stock Exchange's rules and qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his pertinent experience and education. Certain other Trustees, although not on the Audit and Compliance Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2008	$73,390	$--	$3,032	$286*

December 31, 2007	$47,194	$19	$2,758	$77 *

* Includes fees of $286 and $77 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2008 and December 31, 2007, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2008 and December 31, 2007, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $174,863 and $78,483 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2008	$ -	$73,000	$ -	$ -

December 31, 2007	$ -	$ 21,129	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: February 27, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 27, 2009